1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500 www.KilpatrickStockton.com

September 12, 2008	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 JSkinner@KilpatrickStockton.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Preliminary Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934 of China Finance, Inc. (File Nos. 333-46114 and 005-79787)

Ladies and Gentlemen:

On behalf of our client, China Finance, Inc. (the “Company”), enclosed for filing please find the Company’s preliminary proxy statement for the Annual Meeting of Shareholders to be held with respect to a the proposed election of three directors to the Company’s Board.

Please contact Jeffrey T. Skinner at (336) 607-7512 with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner